Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset
Net operating loss and tax credit carryforward	$ 67,853	$ 67,856
Accrued and other liabilities	26,513	22,926
Inventories	4,790	3,872
Unrealized loss on investments	0	0
Property, plant and equipment	6,046	6,099
Intangible assets	4,066	2,817
Share-based compensation	20,464	18,377
Disallowed interest carryforwards	16,219	42,090
Convertible notes	5,231	6,512
Other	7,287	9,428
Deferred tax assets, gross	158,469	179,977
Valuation allowance	(21,326)	(37,332)
Deferred tax assets, total	137,143	142,645
Deferred Tax Liability
Net operating loss and tax credit carryforward	0	0
Accrued and other liabilities	0	0
Inventories	(3,935)	(2,269)
Unrealized loss on investments	(32)	(25,779)
Property, plant and equipment	(29,241)	(23,376)
Intangible assets	(62,585)	(55,999)
Share-based compensation	0	0
Disallowed interest carryforwards	0	0
Convertible notes	0	(13,513)
Other	(6,045)	(6,046)
Deferred tax liabilities, total	(101,838)	(126,982)
Net deferred tax assets	$ 35,305	$ 15,663